Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment Information

5. Segment Information

Stevanato Group business operations are organized into two reportable segments, based on their specific products and services:

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Biopharmaceutical and Diagnostic Solutions, which includes containment solutions, drug delivery systems, medical devices and diagnostic & analytical services;
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Engineering, which covers visual inspection, assembly packaging and glass forming machines.

In 2021, Stevanato Group generated 82% of total sales from the Biopharmaceutical and Diagnostic Solutions segment (85% in 2020), and 18% from the Engineering segment (15% in 2020).

Biopharmaceutical and Diagnostic Solutions Segment deals mainly with the design and production of glass containers and packaging solutions, based on sophisticated technical and industrial processes, which involve the use of heavy equipment. The production of Drug Containment Systems (DCS) accounts for more than 50% of total sales and represents the Group core business. Glass manufacturing process is particularly complex as it is based on multiple sophisticated industrial processes, to form, treat, inspect and package drug containment and delivery products. The critical phases of Stevanato Group business model are managed internally while only the production of glass tubes (which serve as the starting point of the internal production process) and the sterilization process for the final products are outsourced to a trusted network of third parties’ suppliers. Drug Containment Systems includes ampoules, vials, ready-to-fill containers, cartridges and pre-fillable syringes.

Within the same segment there is also the production of In-Vitro Diagnostic (IVD) Solutions and Drug Delivery Systems (DDS). This sector is particularly complex as it requires constant cooperation with each customer for the development of the specific products they need. The production of plastic products requires development of specific molds based on each customer's requirements and specifications, which molds are then used for stamping of the final product. The product portfolio is highly diversified and includes different products for pharmaceutical, medical and diagnostic industries.

Additionally, the Group has recently entered the drug delivery system business offering pen injectors, dry powder inhalers, auto-injectors and wearable injectors.

Stevanato Group provides also analytical services and regulatory support exclusively to its customers, as ancillary services to the supply of DCS. Stevanato Group analytical testing facilities in Piombino Dese, Italy, and Boston, Massachusetts focus on investigating physic-chemical properties of primary packaging materials and components and studying the interactions between drug containment systems and drugs. The Analytical Services provided include chemical analysis, surface characterization, container performance and interaction, testing on drug delivery systems and customized testing based on the specific need of each client.

Engineering Segment deals with the design, development and production of equipment and machinery for both in-house use and sale to customers (which include some of Stevanato Group competitors). Stevanato Group is driving continuous technological advancements so that its equipment can consistently meet the client's stringent specification requirements. The Group assembles equipment and machinery and develops the software necessary for its functioning beyond working closely with the customers to install the machinery and equipment in their production sites, ensuring they are correctly calibrated and properly functioning. Engineering products include glass converting machinery, visual inspection machinery, assembly platforms, secondary packaging machinery. The after-sales services, mainly consists in the provision of spare parts for our machinery and equipment other than maintenance activity on the machines sold.

The Group also provides professional project management services, supporting its customers in designing their plant layout for the production of bulk and ready-to-use pharmaceutical primary packaging.

The criteria applied to identify the operating segments are consistent with the information reviewed by the Chief Executive Officer (the Group’s “Chief Operating Decision Maker”) in making decisions regarding the allocation of resources and to assess performance.

	As at and for the year ended December 31, 2021
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated

External Customers	694,038	149,882	843,920	—	843,920
Inter-Segment	1,134	68,979	70,113	(70,113)	—
Total Revenues	695,172	218,861	914,033	(70,113)	843,920
Cost of Sales	465,304	176,604	641,908	(63,393)	578,515
Gross Profit	229,868	42,257	272,125	(6,720)	265,405

Other operating income	9,386	—	9,386	—	9,386
Selling and Marketing expenses	7,736	3,196	10,932	9,516	20,448
Research and Development expenses	23,467	4,263	27,730	1,886	29,616
General and Administrative expenses	58,996	11,898	70,894	(8,392)	62,502
Operating Profit	149,055	22,900	171,955	(9,730)	162,225

Total assets	885,733	253,767	1,139,500	279,342	1,418,842
Total liabilities	335,919	163,661	499,580	77,603	577,183

	As at and for the year ended December 31, 2020
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated

External Customers	564,931	97,106	662,037	—	662,037
Inter-Segment	1,096	56,327	57,423	(57,423)	—
Total Revenues	566,027	153,433	719,460	(57,423)	662,037
Cost of Sales	398,411	121,332	519,743	(51,882)	467,861
Gross Profit	167,616	32,101	199,717	(5,541)	194,176

Other operating income	5,193	31	5,224	7	5,230
Selling and Marketing expenses	9,762	2,842	12,604	7,440	20,044
Research and Development expenses	12,080	3,056	15,136	2,254	17,390
General and Administrative expenses	48,324	9,641	57,965	899	58,863
Operating Profit	102,643	16,593	119,236	(16,127)	103,109

Total assets	776,832	188,751	965,583	2,396	967,979
Total liabilities	330,624	109,325	439,949	217,890	657,839

	For the year ended December 31, 2019
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated

External Customers	455,041	81,498	536,539	—	536,539
Inter-Segment	881	45,625	46,506	(46,506)	—
Total Revenues	455,922	127,123	583,045	(46,506)	536,539
Cost of Sales	333,539	104,291	437,830	(39,312)	398,518
Gross Profit	122,383	22,832	145,215	(7,194)	138,021

Other operating income	8,737	0	8,737	0	8,737
Selling and Marketing expenses	13,776	3,113	16,889	9,255	26,144
Research and Development expenses	5,442	1,549	6,991	835	7,826
General and Administrative expenses	43,167	8,157	51,324	(756)	50,568
Operating Profit	68,735	10,013	78,748	(16,528)	62,220

Inter-segment revenues and costs are eliminated upon consolidation and reflected in the “adjustments, elimination and unallocated items” column. The most relevant adjustment in revenues relates to the sales of the Engineering’s equipment to the Biopharmaceutical and Diagnostic Solutions.

The reconciliation from total segments Operating Profit to consolidated Profit Before Tax is as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Segments Operating Profit	171,955	119,236	78,748
Finance income	21,709	14,926	8,006
Finance expense	18,808	21,848	15,250
Share of profit of an associate	547	92	(262)
Inter-segment elimination	(9,730)	(16,127)	(16,528)
Profit Before Tax	165,673	96,279	54,714

For the years ended December 31, 2021 and 2020, no external customer exceeds 10% of group’s revenue while for the year ended December 31, 2019 the Biopharmaceutical and Diagnostic Solutions segment has only one external customer with more than 10% of group’s revenue. For the year ended December 31, 2021, Biopharmaceutical and Diagnostic Solution Segment and the Engineering Segment have one customer each that individually represent more than 10% of segment's revenue.

Year ended December 31, 2021 versus year ended December 31, 2020:

Revenues increase by 22.8% (EUR 129,145 thousand) in Biopharmaceutical and Diagnostic Solutions segment is due both to the increase in sales volume of premium priced high-value solutions and to a general increase in demand for the other containment and delivery solutions, partially due to the COVID-19 impact on our industry. Gross profit margin of this segment increases from 29.6% in 2020 to 33.1% in 2021 due to the shift of revenues towards more accretive high value solutions and increased production efficiencies. Biopharmaceutical and Diagnostic Solutions segment operating profit margin increases from 18.1% for the year ended December 31, 2020 to 21.4% for the year ended December 31, 2021.

With reference to Engineering segment, the EUR 65,428 thousand increase in revenues (42.6%) is mainly due to the growth in all business lines of the segment, glass converting, visual inspection machinery, assembly platforms and packaging machinery sales, as well as after sales services. Engineering gross profit margin decreases to 19.3% in 2021 from 20.9% in 2020 which was bolstered by highly accretive short-term projects that were completed under accelerated timeframes in the last quarter of the year. Engineering segment operating profit margin decreases from 10.8% for the year ended December 31, 2020 to 10.5% for the year ended December 31, 2021.

Unallocated assets increase from EUR 2,396 thousand to EUR 279,342 thousand mainly due to the proceeds from IPO received by Stevanato Group S.p.A. For further detail refer to Note 26. Unallocated liabilities decrease from EUR 217,890 thousand to EUR 77,603 thousand mainly due to the decrease in employee benefits liabilities following the early termination of the 2012-2021 and 2018-2022 incentive plans and the decrease in financial liabilities following the early repayment of the existing floating rate bank loans by Stevanato Group S.p.A.. For further details refer to Note 31 and Note 29 respectively.

Year ended December 31, 2020 versus year ended December 31, 2019:

Revenues increase by 24.1% (EUR 110,105 thousand) in Biopharmaceutical and Diagnostic Solutions segment is mainly driven by the growth in high-value solution. Gross profit of this segment increases from 26.8% in 2019 to 29.6% in 2020 due to the favorable mix of products sold, unit sales price increase for high-value solution and production efficiencies.

With reference to Engineering segment, the EUR 26,310 thousand increase in revenues (20.7%) is mainly due to the growth in visual inspection machinery sales. The greater integration and the synergies within the companies of the Engineering segment led to a gross profit increase from 18.0% in 2019 to 20.9% in 2020.